Schedule of Convertible Loan Outstanding Interest Payable (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 09, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Short-Term Debt [Line Items]
Accretion expense				$ 118,388		$ 359,267
Loss on loan extinguishment	$ 23,376		$ (56,146)	(875,861)	(56,146)	(1,056,296)
Convertible Loan Payable [Member]
Short-Term Debt [Line Items]
Balance, June 30, 2020				1,600,000		1,744,327
Accretion expense						146,266
Loss on loan extinguishment						9,407
Partial extinguishment						(300,000)
Loan extinguishment				(1,600,000)
Balance, December 31, 2020						$ 1,600,000